Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets:
Intangible assets	$ 1,038.7	$ 1,126.4
Asbestos liability	367.4	319.1
Other provisions and accruals	62.2	54.1
Net operating loss carryforwards	61.0	41.3
Foreign and research tax credit carryforwards	122.1	114.2
Total deferred tax assets	1,651.4	1,655.1
Valuation allowance	(262.7)	(262.9)
Total deferred tax assets net of valuation allowance	1,388.7	1,392.2
Deferred tax liabilities:
Depreciable and amortizable assets	(151.7)	(117.5)
Other	(49.1)	(48.1)
Total deferred tax liabilities	(200.8)	(165.6)
Total deferred taxes, net	$ 1,187.9	$ 1,226.6